SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment
Property and equipment are depreciated and amortized over the following estimated useful lives on a straight-line basis:

Freehold land	Not depreciated
Land improvements	5 years
Buildings and improvements	4 to 40 years
Transportation	5 to 10 years
Leasehold improvements	3 to 19 years or over the lease term, whichever is shorter
Furniture, fixtures and equipment	2 to 15 years
Gaming equipment	18 months to 5 years

Summary of Primary Liabilities Associated With Customer Contracts
The following table summarizes the activities related to contract and contract-related liabilities:

	Outstanding Gaming Chips		Loyalty Program Liabilities		Advance Deposits and Ticket Sales
	2025	2024	2025	2024	2025	2024
Balance at January 1	$83,414	$83,012	$39,108	$36,000	$253,338	$250,955
Balance at December 31	84,853	83,414	31,732	39,108	268,353	253,338

Increase (decrease)	$1,439	$402	$(7,376)	$3,108	$15,015	$2,383

Schedule of Components of Accumulated Other Comprehensive Losses
As of December 31, 2025 and 2024, the Company’s accumulated other comprehensive losses consisted of the following components, net of noncontrolling interests:

	$		$
	December 31,
	2025		2024
Foreign currency translation adjustments		$(60,301)		$(92,658)
Change in fair value of interest rate swaps, net (1)		(731)		—
Other		(2,680)		(3,092)

Accumulated other comprehensive losses		$(63,712)		$(95,750)

Weighted Average Number of Ordinary and Ordinary Equivalent Shares Used in Calculation of Basic and Diluted Net Income (Loss)

	Year Ended December 31,
	2025	2024	2023
Weighted average number of ordinary shares outstanding used in the calculation of basic net income (loss) attributable to Melco Resorts & Entertainment Limited per share	1,193,982,891	1,296,361,341	1,314,605,173

Incremental weighted average number of ordinary shares from assumed vesting of restricted shares and exercise of share options using the treasury stock method	7,902,332	3,069,573	—

Weighted average number of ordinary shares outstanding used in the calculation of diluted net income (loss) attributable to Melco Resorts & Entertainment Limited per share	1,201,885,223	1,299,430,914	1,314,605,173

Anti-dilutive share options and restricted shares excluded from the calculation of diluted net income (loss) attributable to Melco Resorts & Entertainment Limited per share	12,835,178	19,537,045	26,921,336

Schedule of Net Changes in Accumulated Other Comprehensive Losses Associated with Hedging Activities
(1)	The following table presents the net changes in accumulated other comprehensive losses associated with each year’s hedging activities from interest rate swaps designated as cash flow hedges.

	Year Ended December 31,
	2025	2024	2023
Change in fair value of interest rate swaps, net as of January 1	$—	$—	$—
Change in fair value during the year	(2,761)	—	—
Net loss reclassified from accumulated other comprehensive losses into earnings	2,030	—	—

Change in fair value of interest rate swaps, net as of December 31	$(731)	$—	$—